Additional Information - Summary of Movement in Capitalised Exploratory Well Costs (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Exploration and evaluation assets [member]
Disclosure Of Detailed Information About Exploration And Evaluation [Line Items]
Impairment losses	$ 1,557